Commitments - Additional Information (Details) - 12 months ended Apr. 30, 2022 € in Millions, $ in Millions	EUR (€)	CAD ($)
Commitments [Line Items]
Lease term	two five-year terms
Lease commencement date	Oct. 05, 2022
Estimated annual cost of indexed for inflation	€ 0.7
Minimum contingent earnout payment	€ 12.0
BioStrand [Member]
Commitments [Line Items]
Percentage of contingent earnout payment based on EBITDA		20.00%
Over Next Six Months [Member] | Agreement Advancing Research On SARSCoV2Poly Tope TMCock tail [Member]
Commitments [Line Items]
Current Contractual Obligation | $		$ 7.9
Oss The Netherlands [Member]
Commitments [Line Items]
Lease term years	5 years
Lease commencement date	May 01, 2023
Estimated annual cost of indexed for inflation	€ 0.5
Lease Optional Extension Period	5 years